UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Argonaut Global Macro Fund Ltd.

Address:    c/o Citi Hedge Fund Services (Cayman), Ltd.
            P.O. Box 10293
            Cayman Corporate Center
            27 Hospital Road
            George Town
            Grand Cayman KY1-1003
            Cayman Islands

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian Kessler
Title:      Chief Financial Officer and Chief Compliance Officer
Phone:      212-752-6988

Signature, Place and Date of Signing:


/s/ Brian Kessler                 New York, New York          February 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number      Name
---   --------------------      ----

1.    028-                      Argonaut Capital Management Corp.

SK 03743 0003 1169911